SCHEDULE OF ACCOUNT RECEIVABLE BASED ON DUE DATE (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Financing Receivable, Past Due [Line Items]
Over 120 days	$ 115,864	$ 148,990	$ 191,766
Other Accounts Receivable [Member]
Financing Receivable, Past Due [Line Items]
Over 120 days	115,864	148,990	191,766
Within 30 days [Member]
Financing Receivable, Past Due [Line Items]
Over 120 days	70,643	90,840	191,766
Between 31 and 60 days [Member]
Financing Receivable, Past Due [Line Items]
Over 120 days	39,622	50,950
Between 61 and 90 days [Member]
Financing Receivable, Past Due [Line Items]
Over 120 days	$ 5,599	$ 7,200